Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]

The results of operations from discontinued operations for the three and nine months ended September 30, 2025 and 2024, consist of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024

Revenue	$-	$9,774	$21,033	$25,802
Cost of revenue	-	(5,984)	(12,031)	(15,511)
Advertising and marketing	-	(12)	(45)	(13)
General and administrative	-	(1,544)	(744)	(2,466)
Payroll and payroll taxes	-	(959)	(1,830)	(2,305)
Professional fees	-	(5)	(51)	(5)
Depreciation and amortization	-	(85)	(96)	(322)
Other (expense) income, net	-	59	(634)	497
Income from discontinued operations	-	1,244	5,602	5,677
Loss on sale of discontinued operations	-	-	(6,497)	-
Income from discontinued operations before income taxes	-	1,244	(895)	5,677
Provision for income taxes	-	(136)	577	(598)
(Loss) income from discontinued operations, net of tax	$-	$1,108	$(1,472)	$5,079

Selected financial information related to cash flows from discontinued operations for the nine months ended September 30, 2025 and 2024 is as follows (in thousands):

	Nine Months Ended September 30,
	2025	2024

Depreciation of property and equipment	$5	$227
Amortization of intangible assets	$91	$95
Purchases of property and equipment	$76	$-